Finance Lease Liabilities (Details) - Schedule of minimum lease payments under finance lease agreements - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of minimum lease payments under finance lease agreements [Abstract]
Within 1 year	$ 701,796	$ 617,178
After 1 year but within 5 years	1,074,047	1,855,872
Less: Finance charges	(120,372)	(222,957)
Present value of finance lease liabilities, net	$ 1,655,471	$ 2,250,093